Portfolio of Investments

September 30, 2019 (unaudited)

Global Select Equity Fund

	Shares	Value
COMMON STOCKS — 99.1%
CANADA — 3.1%
Shopify, Inc., Class A *	315	$98,173

CHINA — 5.7%
Alibaba Group Holding Ltd. ADR*	404	67,561
Baidu, Inc. ADR*	125	12,845
JD.com, Inc. ADR*	1,202	33,908
Tencent Holdings Ltd.	1,600	66,925
		181,239
DENMARK — 0.7%
Novozymes A/S, B Shares	517	21,746

FRANCE — 1.7%
Sartorius Stedim Biotech	374	52,313

GERMANY — 3.1%
adidas AG	233	72,543
Zalando SE*	593	27,076
		99,619
HONG KONG — 2.6%
AIA Group Ltd.	6,000	56,586
Hong Kong Exchanges & Clearing Ltd.	900	26,379
		82,965
IRELAND — 0.5%
COSMO Pharmaceuticals NV*	207	16,329

JAPAN — 13.7%
CyberAgent, Inc.	400	15,419
DMG Mori Co. Ltd.	1,700	24,297
FANUC Corp.	200	37,805
FANUC Corp. ADR	1,840	34,629
Gree, Inc.	6,400	29,197
Kubota Corp.	2,500	38,022
MISUMI Group, Inc.	1,300	30,795
Mixi, Inc.	2,100	44,334
Nintendo Co., Ltd. ADR	338	15,751
SoftBank Group Corp.	2,900	114,435
Sumitomo Mitsui Trust Holdings, Inc.	1,300	47,075
		431,759
NETHERLANDS — 1.6%
IMCD NV	664	49,070

SWEDEN — 3.1%
Atlas Copco AB, B Shares	1,085	29,381
Beijer Ref AB	997	22,652
Nibe Industrier AB, B Shares	1,950	24,716

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
Svenska Handelsbanken AB, A Shares	2,445	$22,873
		99,622
SWITZERLAND — 2.1%
Compagnie Financiere Richemont SA	364	26,676
Schindler Holding AG, Participating Certificates	174	38,939
		65,615
TAIWAN — 2.8%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,389	15,984
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,552	72,137
		88,121
UNITED KINGDOM — 5.5%
Hargreaves Lansdown PLC	1,800	45,957
Just Group PLC*	36,025	23,467
Prudential PLC	3,314	60,054
St James’s Place PLC	3,811	45,837
		175,315
UNITED STATES — 52.9%
ABIOMED, Inc.*	240	42,694
Alphabet, Inc., Class A *	64	78,153
Amazon.com, Inc.*	96	166,647
American Express Co.	187	22,118
C.H. Robinson Worldwide, Inc.	281	23,823
CarMax, Inc.*	483	42,504
Chegg, Inc.*	2,138	64,033
Denali Therapeutics, Inc.*	1,217	18,644
Facebook, Inc., Class A *	436	77,643
Fastenal Co.	1,193	38,975
First Republic Bank	776	75,039
Fortive Corp.	431	29,549
GrubHub, Inc.*	574	32,264
Illumina, Inc.*	251	76,359
Interactive Brokers Group, Inc., Class A	1,004	53,995
iRobot Corp.*	341	21,029
LendingTree, Inc.*	246	76,366
Lyft, Inc., Class A *	509	20,788
Markel Corp.*	34	40,185
MarketAxess Holdings, Inc.	396	129,690
Mastercard, Inc., Class A	187	50,784
Netflix, Inc.*	267	71,455
NVIDIA Corp.	182	31,681
Pacira BioSciences, Inc.*	868	33,045
Redfin Corp.*	1,427	24,031
Spotify Technology SA*	312	35,568

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
STAAR Surgical Co.*	1,070	$27,585
TD Ameritrade Holding Corp.	431	20,128
Tesla, Inc.*	189	45,524
TJX Cos., Inc. (The)	443	24,693
Trade Desk, Inc. (The), Class A *	153	28,695
Waters Corp.*	142	31,699
Watsco, Inc.	257	43,479
Wayfair, Inc., Class A *	485	54,378
Yext, Inc.*	1,102	17,511
		1,670,754
TOTAL INVESTMENTS — 99.1% (cost $3,026,283)		$3,132,640
Other assets less liabilities — 0.9%		28,266
NET ASSETS — 100.0%		$3,160,906

*  Non-income producing security.

ADR  -  American Depositary Receipt

GDR  -  Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2019, the net value of these securities was $15,984 representing 0.5% of net assets.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,078,301	$1,054,339	$—	$3,132,640
Total	$2,078,301	$1,054,339	$—	$3,132,640

**  Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.